CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2019	€ 33,531	€ 4,836	€ 88,077	€ (60,124)	€ 742	€ (13)	€ 33,518
Loss for the period	(11,637)			(11,637)		(122)	(11,759)
Foreign currency translations	901				901		901
Equity-settled share-based payment	503		503				503
Balance at the end at Sep. 30, 2020	23,298	4,836	88,580	(71,761)	1,643	(135)	23,163
Balance at the beginning at Dec. 31, 2019	33,531	4,836	88,077	(60,124)	742	(13)	33,518
Loss for the period							(15,481)
Balance at the end at Dec. 31, 2020	19,796	4,836	88,748	(75,463)	1,675	(155)	19,641
Loss for the period	(11,509)			(11,509)		(124)	(11,633)
Foreign currency translations	(228)				(228)		(228)
Issue of ordinary shares in the form of ADS, net of transaction costs and tax	23,403	2,191	21,212				23,403
Equity-settled share-based payment	261		261				261
Balance at the end at Sep. 30, 2021	€ 31,723	€ 7,027	€ 110,221	€ (86,972)	€ 1,447	€ (279)	€ 31,444